Expected credit loss measurement - Coverage ratios (Detail 1) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.03%	0.07%
Real estate financing
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.09%	0.21%
Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.34%	0.46%
SME clients
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.38%	0.40%
Lombard
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.01%	0.02%
Credit cards
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.07%	0.09%
Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.04%	0.10%
Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 746,638	$ 695,603
Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	737,794	687,345
Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	397,761	379,528
Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	152,479	148,175
Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	43,945	43,429
Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	13,990	15,161
Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	14,004	14,872
Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	149,283	133,850
Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,716	1,558
Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3,813	3,269
Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	26,209	27,194
Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,453	2,569
Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 8,844	$ 8,258
Total
Disclosure Of Credit Risk Exposure [Table]
ECL coverage		0.30%
Twelve-month expected credit losses | Positions that are not credit impaired | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.03%	0.06%
Twelve-month expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.07%	0.09%
Twelve-month expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.25%	0.27%
Twelve-month expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.19%	0.19%
Twelve-month expected credit losses | Positions that are not credit impaired | Lombard
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.00%	0.01%
Twelve-month expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.05%	0.08%
Twelve-month expected credit losses | Positions that are not credit impaired | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.04%	0.08%
Twelve-month expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 728,923	$ 672,021
Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	720,079	663,763
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	380,564	356,948
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	143,505	138,769
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	40,463	37,568
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	12,643	12,658
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	12,076	11,990
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	149,255	133,795
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,345	1,198
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3,799	3,214
Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	25,718	26,377
Twelve-month expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,184	1,982
Twelve-month expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 8,844	$ 8,258
Twelve-month expected credit losses | Positions that are not credit impaired | Total
Disclosure Of Credit Risk Exposure [Table]
ECL coverage		0.05%
Lifetime expected credit losses | Positions that are not credit impaired | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.09%	0.16%
Lifetime expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.88%	1.85%
Lifetime expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	1.10%	0.92%
Lifetime expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	1.51%	0.63%
Lifetime expected credit losses | Positions that are not credit impaired | Lombard
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.34%	0.44%
Lifetime expected credit losses | Positions that are not credit impaired | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.00%	0.15%
Lifetime expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 15,948	$ 20,873
Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	15,948	20,873
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	15,620	20,341
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	8,262	8,448
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3,472	5,838
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,037	2,029
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,492	2,254
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	342	330
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	7	43
Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	302	348
Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	106	137
Lifetime expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 0	$ 0
Lifetime expected credit losses | Positions that are not credit impaired | Total
Disclosure Of Credit Risk Exposure [Table]
ECL coverage		1.06%
Lifetime expected credit losses | Credit-impaired positions | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.15%	1.97%
Lifetime expected credit losses | Credit-impaired positions | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Credit-impaired positions | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.01%	5.65%
Lifetime expected credit losses | Credit-impaired positions | SME clients
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	5.85%	7.79%
Lifetime expected credit losses | Credit-impaired positions | Lombard
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.00%	19.41%
Lifetime expected credit losses | Credit-impaired positions | Credit cards
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Credit-impaired positions | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.00%	82.79%
Lifetime expected credit losses | Credit-impaired positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 1,767	$ 2,709
Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,767	2,709
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,577	2,240
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	711	959
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	9	23
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	310	474
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	436	628
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	27	55
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	29	30
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	7	12
Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	189	469
Lifetime expected credit losses | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	163	450
Lifetime expected credit losses | Credit-impaired positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	$ 0
Lifetime expected credit losses | Credit-impaired positions | Total
Disclosure Of Credit Risk Exposure [Table]
ECL coverage		22.47%
Gross carrying amount | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	747,606	$ 696,815
Gross carrying amount | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	738,762	688,556
Gross carrying amount | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	398,611	380,589
Gross carrying amount | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 152,610	$ 148,341
ECL coverage	0.09%	0.11%
Gross carrying amount | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 44,004	$ 43,492
ECL coverage	0.14%	0.15%
Gross carrying amount | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 14,161	$ 15,440
ECL coverage	1.20%	1.81%
Gross carrying amount | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 14,263	$ 15,183
ECL coverage	1.82%	2.04%
Gross carrying amount | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 149,316	$ 133,886
ECL coverage	0.02%	0.03%
Gross carrying amount | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 1,752	$ 1,596
ECL coverage	2.04%	2.40%
Gross carrying amount | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 3,927	$ 3,375
ECL coverage	2.90%	3.15%
Gross carrying amount | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 18,578	$ 19,274
ECL coverage	0.25%	0.31%
Gross carrying amount | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 26,318	$ 27,327
Gross carrying amount | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 2,539	$ 2,677
ECL coverage	3.38%	4.04%
Gross carrying amount | Total
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 401,150	$ 383,266
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	380,690	357,090
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 143,533	$ 138,803
ECL coverage	0.02%	0.02%
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 40,483	$ 37,583
ECL coverage	0.05%	0.04%
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 12,665	$ 12,684
ECL coverage	0.18%	0.21%
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 12,095	$ 12,010
ECL coverage	0.16%	0.16%
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 149,261	$ 133,800
ECL coverage	0.00%	0.00%
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 1,355	$ 1,209
ECL coverage	0.72%	0.91%
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 3,805	$ 3,219
ECL coverage	0.15%	0.16%
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 17,493	$ 17,781
ECL coverage	0.09%	0.14%
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 25,745	$ 26,410
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 2,203	$ 2,009
ECL coverage	0.88%	1.35%
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Total
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 382,893	$ 359,099
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	15,773	20,556
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 8,333	$ 8,540
ECL coverage	0.85%	1.08%
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 3,512	$ 5,883
ECL coverage	1.14%	0.75%
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 1,053	$ 2,069
ECL coverage	1.48%	1.92%
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 1,507	$ 2,277
ECL coverage	1.03%	1.01%
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 0	$ 0
ECL coverage	0.00%	0.00%
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 351	$ 342
ECL coverage	2.55%	3.33%
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 7	$ 43
ECL coverage	0.03%	0.02%
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 1,010	$ 1,402
ECL coverage	0.15%	0.25%
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 309	$ 357
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 109	$ 142
ECL coverage	3.03%	3.51%
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Total
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 15,882	$ 20,697
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,148	2,943
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 744	$ 998
ECL coverage	4.46%	3.90%
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 10	$ 27
ECL coverage	2.31%	14.14%
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 443	$ 686
ECL coverage	29.97%	30.89%
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 661	$ 896
ECL coverage	34.02%	29.91%
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 55	$ 86
ECL coverage	50.26%	35.92%
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 46	$ 46
ECL coverage	37.35%	34.88%
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 115	$ 113
ECL coverage	93.88%	89.39%
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 75	$ 91
ECL coverage	37.30%	35.63%
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 264	$ 560
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 226	$ 526
ECL coverage	27.91%	14.46%
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Total
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 2,374	$ 3,470
Allowance for expected credit loss | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(969)	(1,211)
Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(969)	(1,211)
Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(850)	(1,060)
Allowance for expected credit loss | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(132)	(166)
Allowance for expected credit loss | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(60)	(63)
Allowance for expected credit loss | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(170)	(279)
Allowance for expected credit loss | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(259)	(310)
Allowance for expected credit loss | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(33)	(36)
Allowance for expected credit loss | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(36)	(38)
Allowance for expected credit loss | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(114)	(106)
Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(109)	(133)
Allowance for expected credit loss | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(86)	(108)
Allowance for expected credit loss | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 0	0
Allowance for expected credit loss | Total
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.23%
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (161)	(187)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(161)	(187)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(126)	(142)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(28)	(35)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(19)	(15)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(22)	(27)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(19)	(19)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(6)	(5)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(10)	(11)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(6)	(5)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(27)	(34)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(19)	(27)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.04%
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (160)	(229)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(160)	(229)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(152)	(215)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(71)	(93)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(40)	(44)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(16)	(40)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(15)	(23)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(9)	(11)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(7)	(9)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(3)	(5)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 0	0
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.98%
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (647)	(795)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(647)	(795)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(572)	(703)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(33)	(39)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	(4)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(133)	(212)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(225)	(268)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(28)	(31)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(17)	(16)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(108)	(101)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(76)	(90)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(63)	(76)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 0	$ 0
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	26.73%
UBS AG | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.03%	0.07%
UBS AG | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.09%	0.21%
UBS AG | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.34%	0.46%
UBS AG | SME clients
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.38%	0.40%
UBS AG | Lombard
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.01%	0.02%
UBS AG | Credit cards
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.07%	0.09%
UBS AG | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.04%	0.10%
UBS AG | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 747,477	$ 696,976
UBS AG | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	738,632	688,717
UBS AG | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	398,693	380,977
UBS AG | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	152,479	148,175
UBS AG | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	43,945	43,429
UBS AG | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	13,990	15,161
UBS AG | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	14,004	14,872
UBS AG | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	149,283	133,850
UBS AG | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,716	1,558
UBS AG | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3,813	3,269
UBS AG | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	26,236	27,219
UBS AG | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,453	2,569
UBS AG | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 8,844	$ 8,258
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.03%	0.06%
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.07%	0.09%
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.25%	0.27%
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.19%	0.19%
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Lombard
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.00%	0.01%
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.05%	0.08%
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.04%	0.08%
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 729,762	$ 673,394
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	720,917	665,135
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	381,496	358,396
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	143,505	138,769
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	40,463	37,568
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	12,643	12,658
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	12,076	11,990
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	149,255	133,795
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,345	1,198
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3,799	3,214
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	25,746	26,401
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,184	1,982
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 8,844	$ 8,258
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.09%	0.16%
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.88%	1.85%
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	1.10%	0.92%
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	1.51%	0.63%
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Lombard
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.00%	0.00%
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.34%	0.44%
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.00%	0.15%
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 15,948	$ 20,873
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	15,948	20,873
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	15,620	20,341
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	8,262	8,448
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3,472	5,838
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,037	2,029
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,492	2,254
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	342	330
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	7	43
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	302	348
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	106	137
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 0	$ 0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.15%	1.97%
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.00%	0.00%
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.01%	5.65%
UBS AG | Lifetime expected credit losses | Credit-impaired positions | SME clients
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	5.85%	7.79%
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Lombard
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.00%	19.41%
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Credit cards
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.00%	0.00%
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.00%	82.79%
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 1,767	$ 2,709
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,767	2,709
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,577	2,240
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	711	959
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	9	23
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	310	474
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	436	628
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	27	55
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	29	30
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	7	12
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	189	469
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	163	450
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	748,445	698,187
UBS AG | Gross carrying amount | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	739,601	689,929
UBS AG | Gross carrying amount | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	399,543	382,036
UBS AG | Gross carrying amount | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 152,610	$ 148,341
ECL coverage	0.09%	0.11%
UBS AG | Gross carrying amount | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 44,004	$ 43,492
ECL coverage	0.14%	0.15%
UBS AG | Gross carrying amount | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 14,161	$ 15,440
ECL coverage	1.20%	1.81%
UBS AG | Gross carrying amount | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 14,263	$ 15,183
ECL coverage	1.82%	2.04%
UBS AG | Gross carrying amount | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 149,316	$ 133,886
ECL coverage	0.02%	0.03%
UBS AG | Gross carrying amount | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 1,752	$ 1,596
ECL coverage	2.04%	2.40%
UBS AG | Gross carrying amount | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 3,927	$ 3,375
ECL coverage	2.90%	3.15%
UBS AG | Gross carrying amount | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 19,510	$ 20,722
ECL coverage	0.23%	0.29%
UBS AG | Gross carrying amount | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 26,346	$ 27,352
UBS AG | Gross carrying amount | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 2,539	$ 2,677
ECL coverage	3.38%	4.04%
UBS AG | Gross carrying amount | Total
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 402,081	$ 384,714
ECL coverage	0.23%	0.30%
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 381,622	$ 358,538
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 143,533	$ 138,803
ECL coverage	0.02%	0.02%
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 40,483	$ 37,583
ECL coverage	0.05%	0.04%
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 12,665	$ 12,684
ECL coverage	0.18%	0.21%
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 12,095	$ 12,010
ECL coverage	0.16%	0.16%
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 149,261	$ 133,800
ECL coverage	0.00%	0.00%
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 1,355	$ 1,209
ECL coverage	0.72%	0.91%
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 3,805	$ 3,219
ECL coverage	0.15%	0.16%
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 18,425	$ 19,229
ECL coverage	0.09%	0.13%
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 25,772	$ 26,435
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 2,203	$ 2,009
ECL coverage	0.88%	1.35%
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Total
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 383,825	$ 360,547
ECL coverage	0.04%	0.05%
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 15,773	$ 20,556
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 8,333	$ 8,540
ECL coverage	0.85%	1.08%
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 3,512	$ 5,883
ECL coverage	1.14%	0.75%
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 1,053	$ 2,069
ECL coverage	1.48%	1.92%
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 1,507	$ 2,277
ECL coverage	1.03%	1.01%
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 0	$ 0
ECL coverage	0.00%	0.00%
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 351	$ 342
ECL coverage	2.55%	3.33%
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 7	$ 43
ECL coverage	0.03%	0.02%
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 1,010	$ 1,402
ECL coverage	0.15%	0.25%
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 309	$ 357
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 109	$ 142
ECL coverage	3.03%	3.51%
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Total
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 15,882	$ 20,697
ECL coverage	0.98%	1.06%
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 2,148	$ 2,943
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 744	$ 998
ECL coverage	4.46%	3.90%
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 10	$ 27
ECL coverage	2.31%	14.14%
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 443	$ 686
ECL coverage	29.97%	30.89%
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 661	$ 896
ECL coverage	34.02%	29.91%
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 55	$ 86
ECL coverage	50.26%	35.92%
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 46	$ 46
ECL coverage	37.35%	34.88%
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 115	$ 113
ECL coverage	93.88%	89.39%
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 75	$ 91
ECL coverage	37.30%	35.63%
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 264	$ 560
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 226	$ 526
ECL coverage	27.91%	14.46%
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Total
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 2,374	$ 3,470
ECL coverage	26.73%	22.47%
UBS AG | Allowance for expected credit loss | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (969)	$ (1,211)
UBS AG | Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(969)	(1,211)
UBS AG | Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(850)	(1,060)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(132)	(166)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(60)	(63)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(170)	(279)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(259)	(310)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(33)	(36)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(36)	(38)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(114)	(106)
UBS AG | Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(109)	(133)
UBS AG | Allowance for expected credit loss | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(86)	(108)
UBS AG | Allowance for expected credit loss | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(161)	(187)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(161)	(187)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(126)	(142)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(28)	(35)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(19)	(15)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(22)	(27)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(19)	(19)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(6)	(5)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(10)	(11)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(6)	(5)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(27)	(34)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(19)	(27)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(160)	(229)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(160)	(229)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(152)	(215)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(71)	(93)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(40)	(44)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(16)	(40)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(15)	(23)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(9)	(11)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(7)	(9)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(3)	(5)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(647)	(795)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(647)	(795)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(572)	(703)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(33)	(39)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	(4)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(133)	(212)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(225)	(268)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(28)	(31)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(17)	(16)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(108)	(101)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(76)	(90)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(63)	(76)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 0	$ 0